Interest-Bearing Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits [Line Items]
Total deposits	$ 1,579,893	$ 1,204,923
Total of CDs and IRAs	46,999
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Total deposits	$ 6,925	$ 9,633